PER SHARE AMOUNTS - Disclosure of Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2017
Earnings per share [abstract]
Basic common shares outstanding (in shares)	49,378,026	49,317,165	5
Fully dilutive effect of:
Share options outstanding (in shares)	1,622,132	2,573,024
Shares issuable on conversion of Convertible Debentures (in shares)	6,172,840	6,172,840
Fully diluted common shares outstanding (in shares)	57,172,998	58,063,029
Weighted average shares outstanding (in shares)	49,351,848	42,821,013
Dilutive effect of share options (in shares)	0	0
Diluted weighted average shares outstanding (in shares)	49,351,848	42,821,013